Stockholders' Equity (Details Textual)									1 Months Ended						3 Months Ended	6 Months Ended		12 Months Ended
	May 26, 2020 USD ($) $ / shares shares	May 12, 2020 USD ($) $ / shares shares	Mar. 02, 2020 USD ($) $ / shares shares	Mar. 02, 2020 USD ($) $ / shares shares	Feb. 03, 2020 USD ($) $ / shares shares	Mar. 20, 2019 USD ($) director $ / shares shares	Feb. 21, 2017 USD ($)	Feb. 14, 2017	Feb. 14, 2020	Jan. 23, 2020 USD ($) $ / shares shares	Mar. 19, 2019 USD ($) $ / shares shares	Jul. 31, 2018 USD ($) shares	Apr. 30, 2018 USD ($) shares	Apr. 25, 2018 USD ($) $ / shares shares	Jun. 30, 2020 USD ($) $ / shares shares	Jun. 30, 2020 USD ($) $ / shares shares	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Mar. 05, 2020 USD ($)	Apr. 23, 2019 $ / shares	Mar. 27, 2019 USD ($)	Jan. 15, 2019 USD ($) $ / shares	Sep. 30, 2018 USD ($)	Jul. 24, 2018 USD ($)	Apr. 29, 2018 $ / shares	Jan. 19, 2018 $ / shares
Stockholders' Equity (Textual)
Common stock, shares authorized | shares															15,000,000	15,000,000		15,000,000	15,000,000
Preferred stock, par value | $ / shares															$ 0.001	$ 0.001		$ 0.001	$ 0.001
Preferred stock, shares authorized | shares															500,000	500,000		500,000	500,000
Preferred stock, par value | $ / shares															$ 0.001	$ 0.001		$ 0.001	$ 0.001
Proceeds from issuance of private placement and public offering																$ 2,233,000		$ 1,472,000	$ 3,197,000
Beneficial ownership, percentage																		10.00%
Sale of common stock, shares | shares												1,075,231						258,536
Sale of purchase price per share | $ / shares											$ 1.85												$ 2.00			$ 1.24	$ 2.111
Gross proceeds of common stock value												$ 1,512,000						$ 439,000
Aggregate net proceeds																1,030,000	$ 1,850,000	1,850,000	978,000
Offering costs value															$ 975,000	1,203,000	$ 211,000	211,000	466,000
Deferred offering costs							$ 96,000											95,000						$ 108,000	$ 28,000
Share-based Payment Arrangement, Expense																		$ 235,000	$ 160,000
Conversion of promissory note																						$ 250,000
Outstanding principal amount																						$ 171,233
Minimum [Member]
Stockholders' Equity (Textual)
Sale of purchase price per share | $ / shares																					$ 1.25
Maximum [Member]
Stockholders' Equity (Textual)
Sale of purchase price per share | $ / shares																					$ 1.38
Subsequent Event [Member]
Stockholders' Equity (Textual)
Sale of common stock, shares | shares					140,085					7,322
Sale of purchase price per share | $ / shares					$ 1.55					$ 1.50
Gross proceeds of common stock value					$ 217,000					$ 11,000
Aggregate net proceeds										11,000
Deferred offering costs					$ 14,000					$ 1,000
Rights Agreement, description									the Company amended the Rights Agreement to, among other things extend the expiration date to February 14, 2021. The description and terms of the Rights are set forth in the Rights Agreement dated as of February 14, 2017, as amended.
Common Stock [Member]
Stockholders' Equity (Textual)
Sale of common stock, shares | shares	735,000	81,695			140,085					7,322	78,640		131,225					32,489	140,295
Sale of purchase price per share | $ / shares	$ 1.38	$ 1.18			$ 1.55					$ 1.50	$ 1.85			$ 1.24									$ 2.00
Gross proceeds of common stock value	$ 976,000	$ 97,000			$ 217,000					$ 11,000	$ 146,000		$ 176,000					$ 65,000	$ 296,000
Aggregate net proceeds																		$ 2,061,000	$ 1,450,000
Offering costs value															$ 1,000	$ 1,000
Deferred offering costs											$ 9,000												$ 4,000
Private Placement [Member]
Stockholders' Equity (Textual)
Sale of common stock, shares | shares						1,438,356								806,452				1,267,123
Sale of purchase price per share | $ / shares						$ 1.46									$ 1.21	$ 1.21
Gross proceeds of common stock value														$ 1,000,000
Aggregate net proceeds																		$ 1,850,000
Net proceeds from private sale of stock														$ 978,000
Conversion of promissory note						$ 250,000
Outstanding principal amount						$ 171,233
Number of directors | director						2
Private Placement [Member] | Subsequent Event [Member]
Stockholders' Equity (Textual)
Sale of common stock, shares | shares			1,533,058	1,533,058,000
Sale of purchase price per share | $ / shares			$ 1.21	$ 1.21		$ 1,460
Gross proceeds of common stock value				$ 825,000
Conversion of promissory note			$ 825,000	$ 825,000																$ 825,000
Description of stockholder's equity			As part of the private placement, $825 of the outstanding principal amount of the Note was exchanged into 681,818 shares of Common Stock. The remaining 851,240 shares of Common Stock sold resulted in cash proceeds of $1,030.
HC Wainwright [Member]
Stockholders' Equity (Textual)
Deferred offering costs							125,000																		$ 108,000
At The Market Offerings [Member] | Minimum [Member]
Stockholders' Equity (Textual)
Sale of purchase price per share | $ / shares															1.18	1.18
At The Market Offerings [Member] | Maximum [Member]
Stockholders' Equity (Textual)
Sale of purchase price per share | $ / shares															$ 1.55	$ 1.55
HC Wainwright [Member]
Stockholders' Equity (Textual)
Offering costs value							$ 6,000,000.0
Series A Preferred Stock [Member]
Stockholders' Equity (Textual)
Preferred Stock, Participation Rights								Each Right entitles the registered holder, upon the occurrence of certain events specified in the Rights Agreement, to purchase from the Company one one-thousandth of a share of the Company’s Series A Preferred Stock at a price of $7.00, subject to certain adjustments.